UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September  30

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2013 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 99.9%
	Core Funds: 70.0%
693,709	AllianceBernstein Trust - Discovery Value Fund	$14,727,436
318,056	Ariel Fund	23,434,393
97,459	Dodge & Cox Stock Fund	16,457,904
148,500	Guggenheim S&P 500 Pure Growth ETF ^	10,432,125
819,788	Janus Contrarian Fund	17,141,758
103,982	Legg Mason Capital Management Value Trust	7,151,916
338,310	Nicholas Fund, Inc.	21,861,624
729,067	Oakmark Global Fund	21,981,383
215,765	Oakmark International Fund	5,678,929
293,400	PowerShares Buyback Achievers Portfolio	12,639,672
298,113	Sound Shore Fund, Inc.	14,622,464
192,665	T. Rowe Price Blue Chip Growth Fund, Inc. *	12,446,165
293,468	Wells Fargo Advantage Special Mid Cap Value Fund ^	9,291,198
		187,866,967
	Speculative Funds: 29.9%
86,396	AllianzGI Technology Fund	5,423,938
133,539	Ariel Appreciation Fund	7,440,766
283,599	Baron Partners Fund *	9,562,968
88,185	Brown Capital Management Small Company Fund	6,535,396
28,800	iShares Nasdaq Biotechnology ETF	6,539,328
33,100	iShares S&P Small-Cap 600 Value ETF	3,688,002
90,840	Janus Global Life Sciences Fund	3,916,118
349,294	Legg Mason Opportunity Trust	6,395,565
422,691	Oakmark International Small Cap Fund	7,304,099
134,100	Oppenheimer International Small Company Fund	4,331,444
285,892	PRIMECAP Odyssey Aggressive Growth Fund	8,476,706
88,358	T. Rowe Price Health Sciences Fund, Inc.	5,107,110
51,000	Vanguard Consumer Discretionary ETF	5,514,120
		80,235,560
	Total Investment Companies
	(Cost $231,199,842)	268,102,527
	SHORT-TERM INVESTMENTS: 0.1%
323,715	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% #	323,715
	Total Short-Term Investments
	(Cost $323,715)	323,715
	Total Investments: 100.0%
	(Cost $231,523,557)	268,426,242
	Liabilities in Excess of Other Assets : 0.0%	(40,099)
	Net Assets: 100.0%	$268,386,143

* Non-income producing.
# Annualized seven-day yield as of December 31, 2013.
^ A portion of these securities is considered illiquid. The fair value of illiquid portions total $1,242,997 which represents 0.5% of total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$231,541,576
Gross unrealized appreciation	36,974,101
Gross unrealized depreciation	(89,435)
Net unrealized appreciation	$36,884,666

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
December 31, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$268,102,527	$-	$-	$268,102,527
Short-Term Investments	323,715	-	-	323,715
Total Investments in Securities	$268,426,242	$-	$-	$268,426,242

There were no transfers into or out of Levels 1, 2 or 3 during the period ended December 31, 2013. The Fund recognizes transfers at the end of each reporting period.

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2013 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 100.0%
	Core Funds: 20.5%
61,552	Ariel Fund	$4,535,135
3,622	Dodge & Cox Stock Fund	611,566
66,646	Janus Contrarian Fund	1,393,575
55,868	Nicholas Fund, Inc.	3,610,180
83,136	Oakmark Global Fund	2,506,563
79,770	Wells Fargo Advantage Special Mid Cap Value Fund	2,525,521
		15,182,540
	Speculative Funds: 79.5%
50,857	AllianzGI Technology Fund	3,192,825
76,270	Ariel Appreciation Fund	4,249,765
126,101	Baron Partners Fund *	4,252,117
47,237	Brown Capital Management Small Company Fund	3,500,710
36,500	iShares MSCI EMU Index Fund	1,510,370
17,600	iShares Nasdaq Biotechnology ETF	3,996,256
11,800	iShares S&P Small-Cap 600 Growth ETF	1,402,666
32,400	iShares S&P Small-Cap 600 Value ETF	3,610,008
36,135	Janus Global Life Sciences Fund	1,557,763
202,937	Legg Mason Opportunity Trust	3,715,772
174,773	Oakmark International Small Cap Fund	3,020,072
54,924	Oppenheimer Global Opportunities Fund *	2,279,360
98,443	Oppenheimer International Small Company Fund	3,179,705
20,000	Powershares Golden Dragon China Portfolio	606,800
139,704	PRIMECAP Odyssey Aggressive Growth Fund	4,142,225
94,432	Professionally Managed Portfolio - Hodges Fund	3,395,763
140,017	Professionally Managed Portfolios - Hodges Small Cap Fund	2,614,112
97,160	Skyline Special Equities Portfolio	3,862,104
27,838	T. Rowe Price Health Sciences Fund, Inc.	1,609,036
29,300	Vanguard Consumer Discretionary ETF	3,167,916
		58,865,345
	Total Investment Companies
	(Cost $64,101,829)	74,047,885
	SHORT-TERM INVESTMENTS: 0.3%
191,205	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% #	191,205
	Total Short-Term Investments
	(Cost $191,205)	191,205
	Total Investments: 100.3%
	(Cost $64,293,034)	74,239,090
	Liabilities in Excess of Other Assets: (0.3)%	(188,999)
	Net Assets: 100.0%	$74,050,091

* Non-income producing.
# Annualized seven-day yield as of December 31, 2013.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$64,302,644
Gross unrealized appreciation	9,983,045
Gross unrealized depreciation	(46,599)
Net unrealized appreciation	$9,936,446

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
December 31, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$74,047,885	$-	$-	$74,047,885
Short-Term Investments	191,205			191,205
Total Investments in Securities	$74,239,090	$-	$-	$74,239,090

There were no transfers into or out of Levels 1, 2 or 3 during the period ended December 31, 2013. The Fund recognizes transfers at the end of each reporting period.

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2013 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 99.9%
	Bond Funds: 25.6%
215,911	Ivy High Income Fund	$1,865,473
101,965	Janus High-Yield Fund	937,055
257,202	John Hancock Bond Trust-John Hancock High Yield Fund	995,373
58,202	Loomis Sayles Bond Fund	882,341
298,360	MainStay High Yield Corporate Bond Fund	1,805,078
80,820	Metropolitan West Low Duration Bond Fund	711,219
157,979	Osterweis Strategic Income Fund	1,870,474
73,205	PIMCO Income Fund	897,498
39,507	TCW Total Return Bond Fund	395,859
153,156	Thompson Bond Fund	1,798,055
		12,158,425
	Core Funds: 60.8%
54,092	Ariel Fund	3,985,514
17,067	Dodge & Cox Stock Fund	2,882,108
153,374	Janus Contrarian Fund	3,207,051
47,044	Nicholas Fund, Inc.	3,039,983
122,959	Oakmark Global Fund	3,707,200
68,300	PowerShares Buyback Achievers Portfolio	2,942,364
58,033	Sound Shore Fund, Inc.	2,846,517
47,006	T. Rowe Price Blue Chip Growth Fund, Inc. *	3,036,605
99,623	Wells Fargo Advantage Special Mid Cap Value Fund	3,154,070
		28,801,412
	Total Return Funds: 13.5%
23,470	Gateway Fund	680,394
178,757	Manning & Napier Fund Inc - Pro Blend Conservative Term Series Fund	1,925,208
120,698	Merger Fund	1,932,368
31,210	Vanguard Wellesley Income Fund	1,878,536
		6,416,506
	Total Investment Companies
	(Cost $42,664,625)	47,376,343
	Total Investments: 99.9%
	(Cost $42,664,625)	47,376,343
	Other Assets in Excess of Liabilities: 0.1%	26,624
	Net Assets: 100.0%	$47,402,967

* Non-income producing.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$42,664,832
Gross unrealized appreciation	4,833,603
Gross unrealized depreciation	(122,092)
Net unrealized appreciation	$4,711,511

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
December 31, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Description	Level 1	Level 2	Level 3	Total

Investment Companies	$46,665,124	$-	$711,219	$47,376,343
Total Investments in Securities	$46,665,124	$-	$711,219	$47,376,343

There were transfers into Level 3 and out of Level 1 of $711,219 during the period ended December 31, 2013. The transfer was due to the security being fair valued at December 31, 2013 due to a missing net asset value. The Fund recognizes transfers at the end of each reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 30, 2013	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfer in and/or out of Level 3	711,219
Balance as of December 31, 2013	$711,219

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at December 31, 2013:	$-

On December 31, 2013, the net asset value ("NAV") was not received for the Level 3 security. Per the Trust's valuation procedures, when an NAV is not received, fair value is determined by obtaining prices for a peer group of funds that are invested in a similar market segment as the Level 3 security. For each fund in the peer group, the percentage price change for the day is calculated (ranging from (0.10)% to 0.00%), taking into consideration any adjustments for distributions, and then an average percentage price change for the peer group is obtained. This average percentage price change is then multiplied by the Level 3 security's prior day price in order to obtain the current day price.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation
Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2013 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 99.2%
	High Yield Bond Funds: 29.8%
99,470	Aberdeen Global High Income Fund	$999,678
1,061,559	Ivy High Income Fund	9,171,871
961,088	Janus High-Yield Fund	8,832,394
2,035,767	John Hancock Bond Trust-John Hancock High Yield Fund ^	7,878,415
1,629,336	MainStay High Yield Corporate Bond Fund	9,857,486
		36,739,844
	Short-Term Bond Funds: 0.0%
1,460	Metropolitan West Low Duration Bond Fund	12,844
		12,844
	Strategic Bond Funds: 33.2%
422,385	Loomis Sayles Bond Fund	6,403,357
1,284,432	Osterweis Strategic Income Fund	15,207,673
476,496	PIMCO Income Fund	5,841,844
1,146,291	Thompson Bond Fund	13,457,459
		40,910,333
	Total Return Funds: 36.2%
48,326	Gateway Fund	1,400,967
1,338,676	Manning & Napier Fund Inc - Pro Blend Conservative Term Series Fund ^	14,417,545
920,104	Merger Fund	14,730,867
234,496	Vanguard Wellesley Income Fund	14,114,298
		44,663,677
	Total Investment Companies
	(Cost $119,180,802)	122,326,698
	SHORT-TERM INVESTMENTS: 0.6%
758,117	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% #	758,117
	Total Short-Term Investments
	(Cost $758,117)	758,117
	Total Investments: 99.8%
	(Cost $119,938,919)	123,084,815
	Other Assets in Excess of Liabilities: 0.2%	192,931
	Net Assets: 100.0%	$123,277,746

# Annualized seven-day yield as of December 31, 2013.
^ A portion of these securities is considered illiquid. The fair value of illiquid portions total $2,925,792 which represents
2.4% of total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$119,989,814
Gross unrealized appreciation	3,832,059
Gross unrealized depreciation	(737,058)
Net unrealized appreciation	$3,095,001

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
December 31, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Description	Level 1	Level 2	Level 3	Total

Investment Companies	$122,326,698	$-	$-	$122,326,698
Short-Term Investments	758,117			758,117
Total Investments in Securities	$123,084,815	$-	$-	$123,084,815

There were no transfers into or out of Levels 1, 2 or 3 during the period ended December 31, 2013. The Fund recognizes transfers at the end of each reporting period.

FUNDX ETF UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2013 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 99.7%
	Core Funds: 72.4%.
10,300	Guggenheim Insider Sentiment ETF	$482,967
24,200	Guggenheim S&P 500 Pure Growth ETF	1,700,050
39,950	PowerShares Buyback Achievers Portfolio	1,721,046
21,340	Vanguard Mid-Cap Value ETF	1,702,505
		5,606,568
	Speculative Funds: 27.3%
3,800	iShares Core S&P Small-Cap ETF	414,998
3,300	iShares Micro-Cap ETF	248,226
300	iShares Nasdaq Biotechnology ETF	68,118
2,700	iShares Russell 2000 Growth ETF	365,877
3,950	iShares S&P Small-Cap 600 Growth ETF	469,537
3,400	Powershares Dynamic Pharmaceuticals Portfolio	181,832
2,800	Powershares Golden Dragon China Portfolio	84,952
13,200	PowerShares WilderHill Clean Energy Portfolio	84,348
1,800	Vanguard Consumer Discretionary ETF	194,616
		2,112,504
	Total Investment Companies
	(Cost $7,257,574)	7,719,072
	Total Investments: 99.7%
	(Cost $7,257,574)	7,719,072
	Other Assets in Excess of Liabilities: 0.3%	22,350
	Net Assets: 100.0%	$7,741,422

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$7,257,574
Gross unrealized appreciation	462,363
Gross unrealized depreciation	(865)
Net unrealized appreciation	$461,498

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
December 31, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$7,719,072	$-	$-	$7,719,072
Total Investments in Securities	$7,719,072	$-	$-	$7,719,072

There were no transfers into or out of Levels 1, 2 or 3 during the period ended December 31, 2013. The Fund recognizes transfers at the end of each reporting period.

FUNDX ETF AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2013 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 100.2%
	Speculative Funds: 100.2%
7,000	iShares Core S&P Small-Cap ETF	$764,470
8,250	iShares Micro-Cap ETF	620,565
10,000	iShares MSCI EMU Index Fund	413,800
3,500	iShares Nasdaq Biotechnology ETF	794,710
5,700	iShares Russell 2000 Growth ETF	772,407
6,800	iShares S&P Small-Cap 600 Growth ETF	808,316
2,700	iShares Transportation Average ETF	356,130
8,500	Powershares Dynamic Pharmaceuticals Portfolio	454,580
12,200	Powershares Golden Dragon China Portfolio	370,148
55,200	PowerShares WilderHill Clean Energy Portfolio	352,728
8,600	SPDR S&P Capital Markets ETF	430,860
5,800	Vanguard Consumer Discretionary ETF	627,096
		6,765,810
	Total Investment Companies
	(Cost $6,005,402)	6,765,810
	Total Investments: 100.2%
	(Cost $6,005,402)	6,765,810
	Liabilities in Excess of Other Assets: (0.2)%	(15,323)
	Net Assets: 100.0%	$6,750,487

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$6,007,097
Gross unrealized appreciation	764,320
Gross unrealized depreciation	(5,607)
Net unrealized appreciation	$758,713

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
December 31, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$6,765,810	$-	$-	$6,765,810
Total Investments in Securities	$6,765,810	$-	$-	$6,765,810

There were no transfers into or out of Levels 1, 2 or 3 during the period ended December 31, 2013. The Fund recognizes transfers at the end of each reporting period.

FUNDX TACTICAL UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2013 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 96.6%
	Core Funds: 71.8%
49,737	Dodge & Cox International Stock Fund	$2,140,661
120,000	Guggenheim S&P 500 Equal Weight ETF	8,550,000
107,500	Guggenheim S&P 500 Pure Growth ETF	7,551,875
70,076	Oakmark Global Fund	2,112,805
259,000	PowerShares Buyback Achievers Portfolio	11,157,720
90,000	Vanguard Mid-Cap Value ETF	7,180,200
		38,693,261
	Speculative Funds: 24.8%
12,830	AllianzGI Technology Fund	805,449
25,000	iShares Russell 2000 ETF	2,882,750
21,500	iShares Russell 2000 Growth ETF	2,913,465
24,000	iShares S&P Small-Cap 600 Value ETF	2,674,080
19,099	Janus Global Life Sciences Fund	823,374
51,025	Oppenheimer International Small Company Fund	1,648,095
54,069	PRIMECAP Odyssey Aggressive Growth Fund	1,603,138
		13,350,351
	Total Investment Companies
	(Cost $48,666,297)	52,043,612
	PURCHASED OPTIONS: 0.9%
	Put Options: 0.9%
3,000	SPDR S&P 500 ETF Trust, Expiration 1/18/14, Strike Price $183 *	336,000
1,000	SPDR S&P 500 ETF Trust, Expiration 1/18/14, Strike Price $184 *	142,000
	Total Purchased Options
	(Cost $590,310)	478,000
	SHORT-TERM INVESTMENTS: 2.3%
1,248,091	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% #	1,248,091
	Total Short-Term Investments
	(Cost $1,248,091)	1,248,091
	Total Investments: 99.8%
	(Cost $50,504,698)	53,769,703
	Other Assets in Excess of Liabilities: 0.2%	80,900
	Net Assets: 100.0%	$53,850,603

* Non-income producing.
# Seven-day yield as of December 31, 2013.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$50,892,684
Gross unrealized appreciation	2,989,807
Gross unrealized depreciation	(112,788)
Net unrealized appreciation	$2,877,019

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

SCHEDULE OF OPTIONS WRITTEN AT DECEMBER 31, 2013 (UNAUDITED)

Contracts (100 shares per contract)		Value
	Call Options Written
250	iShares Russell 2000 ETF, Expiration 1/18/14, Strike Price $115 *	$(45,250)
215	iShares Russell 2000 Growth ETF, Expiration 1/18/14, Strike Price $135 *	(46,763)
	Total Call Options Written
	(Premiums received $75,161)	$(92,013)

* Non-income producing.

Summary of Fair Value Disclosure
December 31, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$52,043,612	$-	$-	$52,043,612
Purchased Options	-	478,000	-	478,000
Short-Term Investments	1,248,091	-	-	1,248,091
Total Investments in Securities	$53,291,703	$478,000	$-	$53,769,703
Written Options	$-	$(92,013)	$-	$(92,013)

There were no transfers into or out of Levels 1, 2 or 3 during the period ended December 31, 2013. The Fund recognizes transfers at the end of each reporting period.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may invest, at the time of purchase, up to 5% of the Fund's net assets in options, which are a type of derivative and employ specialized trading techniques such as options trading to increase the Fund's exposure to certain selected securities. The Fund may employ these techniques as hedging tools as well as speculatively to enhance returns. Other than when used for hedging, these techniques may be riskier than many investment strategies and may result in greater volatility for the Fund, particularly in periods of market declines.
As a hedging tool, options may help cushion the impact of market declines, but may reduce the Fund's participation in a market advance.

The following table presents the fair value of derivative instruments, held long or sold short by the FundX Tactical Upgrader Fund, at December 31, 2013:

	Fair Value - Long Positions		Fair Value - Short Positions
Options Contracts	Assets	Liabilities	Assets	Liabilities	Net Unrealized Gain/(Loss) on Open Positions
Purchased Options	$478,000	$-	$-	$-	$(112,310)
Written Options	-	-	-	92,013	(16,852)

The following table presents the amount of realized gain (loss) on derivative instruments recognized in income for the period ended December 31, 2013:

Options Contracts	Realized Gains	Realized Losses	Net Realized Gains (Losses)
Purchased Options	$705,186	$(857,159)	$(151,973)
Written Options	50,077	-	50,077

The following table presents the change in unrealized appreciation (depreciation) on derivative instruments recognized in income as of the period ended December 31, 2013:
	Change in Unrealized Gain/(Loss)

Options Contracts
Purchased Options	$(204,800)
Written Options	(18,873)

FUNDX TACTICAL TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2013 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 97.3%
	Bond Funds: 22.0%
25,339	Ivy High Income Fund	$218,927
121	Janus High-Yield Fund	1,109
47,069	John Hancock Bond Trust-John Hancock High Yield Fund	182,158
35,926	MainStay High Yield Corporate Bond Fund	217,354
33	Metropolitan West Low Duration Bond Fund	289
31,958	Osterweis Strategic Income Fund	378,387
14,211	PIMCO Income Fund	174,232
7,962	Thompson Bond Fund	93,471
		1,265,927
	Core Funds: 39.8%
5,347	Dodge & Cox International Stock Fund	230,121
3,600	Guggenheim S&P 500 Equal Weight ETF	256,500
6,350	Guggenheim S&P 500 Pure Growth ETF	446,087
7,533	Oakmark Global Fund	227,127
16,500	PowerShares Buyback Achievers Portfolio	710,820
5,300	Vanguard Mid-Cap Value ETF	422,834
		2,293,489
	Speculative Funds: 16.8%
1,197	AllianzGI Technology Fund	75,175
1,900	iShares Russell 2000 ETF	219,089
2,100	iShares Russell 2000 Growth ETF	284,571
1,783	Janus Global Life Sciences Fund	76,848
4,932	Oppenheimer International Small Company Fund	159,316
5,227	PRIMECAP Odyssey Aggressive Growth Fund	154,970
		969,969
	Total Return Funds: 18.7%
31,325	Manning & Napier Fund Inc - Pro Blend Conservative Term Series Fund	337,369
22,214	Merger Fund	355,644
6,346	Vanguard Wellesley Income Fund	381,983
		1,074,996
	Total Investment Companies
	(Cost $5,351,855)	5,604,381
	PURCHASED OPTIONS: 0.5%
	Put Options: 0.5%
180	SPDR S&P 500 ETF Trust, Expiration 1/18/14, Strike Price $183 *	20,160
60	SPDR S&P 500 ETF Trust, Expiration 1/18/14, Strike Price $184 *	8,520
	Total Purchased Options
	(Cost $35,419)	28,680
	Total Investments: 97.8%
	(Cost $5,387,274)	5,633,061
	Other Assets in Excess of Liabilities: 2.2%	127,161
	Net Assets: 100.0%	$5,760,222

* Non-income producing.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Cost of investments	$5,389,903
Gross unrealized appreciation	262,451
Gross unrealized depreciation	(19,293)
Net unrealized appreciation	$243,158

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

SCHEDULE OF OPTIONS WRITTEN AT DECEMBER 31, 2013 (UNAUDITED)

Contracts (100 shares per contract)		Value
	Call Options Written
19	iShares Russell 2000 ETF, Expiration 1/18/14, Strike Price $115 *	$(3,439)
21	iShares Russell 2000 Growth ETF, Expiration 1/18/14, Strike Price $135 *	(4,568)
	Total Call Options Written
	(Premium received $6,598)	$(8,007)

* Non-income producing.

Summary of Fair Value Disclosure
December 31, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

Description	Level 1	Level 2	Level 3	Total

Investment Companies	$5,604,381	$-	$-	$5,604,381
Purchased Options	-	28,680	-	28,680
Total Investments in Securities	$5,604,381	$28,680	$-	$5,633,061
Written Options	$-	$(8,007)	$-	$(8,007)

There were no transfers into or out of Levels 1, 2 or 3 during the period ended December 31, 2013. The Fund recognizes transfers at the end of each reporting period.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may invest, at the time of purchase, up to 5% of the Fund's net assets in options, which are a type of derivative and employ specialized trading techniques such as options trading to increase the Fund's exposure to certain selected securities. The Fund may employ these techniques as hedging tools as well as speculatively to enhance returns. Other than when used for hedging, these techniques may be riskier than many investment strategies and may result in greater volatility for the Fund, particularly in periods of market declines.
As a hedging tool, options may help cushion the impact of market declines, but may reduce the Fund's participation in a market advance.

The following table presents the fair value of derivative instruments, held long or sold short by the FundX Tactical Total Return Fund, at December 31, 2013:

	Fair Value - Long Positions		Fair Value - Short Positions
Options Contracts	Assets	Liabilities	Assets	Liabilities	Net Unrealized Gain/(Loss) on Open Positions
Purchased Options	$28,680	$-	$-	$-	$(6,739)
Written Options	-	-	-	(8,007)	(1,409)

The following table presents the amount of realized gain (loss) on derivative instruments recognized in income for the period ended December 31, 2013:

Options Contracts	Realized Gains	Realized Losses	Net Realized Gains (Losses)
Purchased Options	$129,700	$(394,172)	$(264,472)
Written Options	8,705	-	8,705

The following table presents the change in unrealized appreciation (depreciation) on derivative instruments recognized in income as of the period ended December 31, 2013:
	Change in Unrealized Gain/(Loss)

Options Contracts
Purchased Options	$(14,138)
Written Options	(1,590)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title             /s/ Elaine E. Richards
              Elaine E. Richards, President

Date         2/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Elaine E. Richards
              Elaine E. Richards, President

Date          2/26/14

By (Signature and Title)*          /s  Eric C. VanAndel
   Eric C. VanAndel, Treasurer

Date          2/27/14

* Print the name and title of each signing officer under his or her signature.